Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.83367%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$454,988.74

Principal:
Principal Collections	$9,103,751.13
Prepayments in Full	$3,680,113.03
Liquidation Proceeds	$54,581.04
Recoveries	$25,719.25
Sub Total	$12,864,164.45
Collections	$13,319,153.19

Purchase Amounts:
Purchase Amounts Related to Principal	$95,629.77
Purchase Amounts Related to Interest	$187.23
Sub Total	$95,817.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,414,970.19

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,414,970.19
Servicing Fee	$142,361.74	$142,361.74	$0.00	$0.00	$13,272,608.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,272,608.45
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,272,608.45
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,272,608.45
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,272,608.45
Interest - Class A-4 Notes	$275,524.30	$275,524.30	$0.00	$0.00	$12,997,084.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,997,084.15
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$12,878,395.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,878,395.98
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$12,793,318.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,793,318.90
Regular Principal Payment	$11,892,712.52	$11,892,712.52	$0.00	$0.00	$900,606.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$900,606.38
Residual Released to Depositor	$0.00	$900,606.38	$0.00	$0.00	$0.00
Total		$13,414,970.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,892,712.52
Total					$11,892,712.52

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,892,712.52	$113.48	$275,524.30	$2.63	$12,168,236.82	$116.11
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$11,892,712.52	$11.30	$479,289.55	$0.46	$12,372,002.07	$11.76

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$84,129,556.77	0.8027629	$72,236,844.25	0.6892829
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$136,759,556.77	0.1299218	$124,866,844.25	0.1186237

Pool Information
Weighted Average APR	3.181%	3.206%
Weighted Average Remaining Term	23.15	22.44
Number of Receivables Outstanding	13,165	12,689
Pool Balance	$170,834,085.60	$157,785,287.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$157,812,191.19	$145,919,478.67
Pool Factor	0.1455867	0.1344664

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$11,865,808.50
Targeted Overcollateralization Amount	$32,918,442.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,918,442.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		31	$114,723.46
(Recoveries)		57	$25,719.25
Net Loss for Current Collection Period			$89,004.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6252%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0899%
Second Prior Collection Period			0.3320%
Prior Collection Period			0.3631%
Current Collection Period			0.6500%
Four Month Average (Current and Prior Three Collection Periods)			0.6088%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,826	$8,110,976.34
(Cumulative Recoveries)			$2,018,848.46
Cumulative Net Loss for All Collection Periods			$6,092,127.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5192%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,441.94
Average Net Loss for Receivables that have experienced a Realized Loss			$3,336.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.76%	152	$2,784,118.24
61-90 Days Delinquent	0.27%	20	$422,977.10
91-120 Days Delinquent	0.02%	2	$23,842.07
Over 120 Days Delinquent	0.30%	19	$470,916.98
Total Delinquent Receivables	2.35%	193	$3,701,854.39

Repossession Inventory:
Repossessed in the Current Collection Period		9	$192,587.82
Total Repossessed Inventory		13	$286,811.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3958%
Prior Collection Period			0.4026%
Current Collection Period			0.3231%
Three Month Average			0.3738%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5816%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	41

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	38	$753,867.37
2 Months Extended	68	$1,397,846.46
3+ Months Extended	9	$163,847.68

Total Receivables Extended	115	$2,315,561.51
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer